Business, Liquidity and Summary of Significant Accounting Policies (Inventory) - Additional Information (Detail) - USD ($)	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Accounting Policies [Abstract]
Provision for inventory	$ 0	$ 0	$ 0